Income Taxes (Details) - Schedule of Components of Benefit for Income Taxes - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Current:
Federal
State					255	349
Foreign
Total current tax expense					255	349
Deferred:
Federal					3	(29)
State					46	(154)
Foreign						(388)
Total deferred tax expense					49	(571)
Total tax benefit	$ 51	$ 21	$ 151	$ 67	$ 304	$ (222)